DISCONTINUED OPERATION - Additional Information (Details) $ in Thousands, ¥ in Millions		12 Months Ended
	Apr. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) installment	Dec. 31, 2022 CNY (¥)	Apr. 30, 2022 CNY (¥)	Dec. 31, 2021 USD ($)
Multiemployer Plan [Line Items]
Deconsolidation of discontinued operations, net of tax	$ 36,270	$ 30,537
Fair value of consideration receivable	21,155
Less: net liabilities of divested entities	(11,713)
Add: carrying amount of non-controlling interest	3,402
Gain on the deconsolidation of discontinued operations	36,270	$ 30,537
Service agreements term		15 years
Cash inflow (outflow) after divestitures	$ 4,592
Revenues after divestitures		$ 0
Expenses after divestitures		0
Teaching and management service
Multiemployer Plan [Line Items]
Cash inflow (outflow) after divestitures		$ 0
Beijing RYB and Beiyao
Multiemployer Plan [Line Items]
Compensation to be received in installments, for terminating the agreement | ¥				¥ 158.6
Number of yearly installments for compensation to be paid	23,982,000
Loan agreement | Beijing RYB and Beiyao
Multiemployer Plan [Line Items]
Number of yearly installments for compensation to be paid | installment		10
Amount of loan agreement		$ 23,982	¥ 158.6
Discontinued operations disposed by sale
Multiemployer Plan [Line Items]
Less: net liabilities of divested entities					$ (168,717)
Former VIEs and their subsidiaries and kindergarten
Multiemployer Plan [Line Items]
Number of yearly installments for compensation to be paid | installment		3
Former VIEs and their subsidiaries and kindergarten | Discontinued operations disposed by sale
Multiemployer Plan [Line Items]
Compensation to be received in installments, for terminating the agreement		$ 24,000	¥ 158.5
Deconsolidation of discontinued operations, net of tax	$ 36,270
Deconsolidation of discontinued operations, tax	5,733
Gain on the deconsolidation of discontinued operations	$ 36,270
Former VIEs and their subsidiaries and kindergarten | Discontinued operations disposed by sale | Beijing RYB and Beiyao
Multiemployer Plan [Line Items]
Number of yearly installments for compensation to be paid		24,000